SEGMENT - The Company's Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Non-current assets	$ 2,846.8	$ 2,173.9	$ 1,869.4
UK
Disclosure of geographical areas [line items]
Non-current assets	357.2	0.2	0.1
Denmark
Disclosure of geographical areas [line items]
Non-current assets	1,604.2	1,746.6	1,607.7
Singapore
Disclosure of geographical areas [line items]
Non-current assets	799.7	336.7	257.1
USA
Disclosure of geographical areas [line items]
Non-current assets	76.0	79.8	0.0
Other countries
Disclosure of geographical areas [line items]
Non-current assets	$ 9.7	$ 10.6	$ 4.5